Above market acquired charters - Analysis of market charters - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amount at the beginning	$ 0	$ 827
Acquisitions	10,041
Amortization	(2,510)	(827)	$ (234)
Carrying amount at the end	$ 7,531	$ 0	$ 827